Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance income and costs [line items]
Interest payable	£ (99)	£ (74)	£ (61)
Net foreign exchange losses		(21)	(36)
Finance costs associated with transactions	(6)
Finance costs	(110)	(97)	(100)
Interest receivable	20	15	15
Net finance income in respect of retirement benefits	3	11	4
Net foreign exchange gains	44	1	43
Finance income	80	37	71
Total net finance costs	(30)	(60)	(29)
Not designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	(5)	(2)	(3)
Finance income	12	£ 10	£ 9
Designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance income	£ 1